Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.10%	1.60%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.90%	3.80%
Assumed rate of increase in future compensation levels	2.00%	2.30%